SUNAMERICA FOCUSED SERIES, INC.
                       FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                (the "Portfolio")

              Supplement to the Prospectus Dated February 28, 2005

         In the section titled, "Information about the Advisers," the disclosure with respect to Brian Clifford of AIG SunAmerica as portfolio manager to a portion of the assets of the Portfolio is replaced in its entirety with the following:

--------------------------- ------------------------- -------------------------------------------------------------
                            NAME, TITLE AND
                            AFFILIATION OF
PORTFOLIO                   PORTFOLIO MANAGER         EXPERIENCE
--------------------------- ------------------------- -------------------------------------------------------------
Focused Multi-Cap Growth    Gregory S. Parker,        Mr. Parker joined SunAmerica in February 2004 as Vice
Portfolio                   Portfolio Manager and     President and Senior Research Analyst covering the
                            Director of Equity        industrial sector (capital goods and transportation). Over
                            Research                  the course of his 15-year career in the financial services
                            (SunAmerica)              industry, Mr. Parker has held numerous management,
                                                      investment and research positions. Prior to joining
                                                      SunAmerica, Mr. Parker was a managing director and senior
                                                      equity analyst at Harbert Management Corporation.  Prior to
                                                      Harbert Management, Mr. Parker held several positions at
                                                      Schroder Investment Management.  Most recently, he was head of global industrial research, portfolio manager and senior research analyst.  Mr. Parker received a MBA from Babson
                                                      College Graduate School of Business and holds a BS from St.
                                                      Lawrence University.  He is a Chartered Financial Analyst
                                                      and a member of the Association of Investment Management
                                                      and Research (AIMR) and the New York Society of Security
                                                      Analysts (NYSSA).
--------------------------- ------------------------- -------------------------------------------------------------




RE:  October 18, 2005